Commitments And Contingencies (Summary Of Movements In Prepayments On Flight Equipment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Commitments And Contingencies [Abstract]
Prepayments on flight equipment and capitalized interest at beginning of period	$ 223,815	$ 53,594
Prepayments made during the period	320,396	205,865
ILFC Transaction	3,176,322
Interest capitalized during the period	80,328	7,455
Prepayments and capitalized interest applied against the purchase of flight equipment	(314,347)	(43,099)
Prepayments on flight equipment and capitalized interest at end of period	$ 3,486,514	$ 223,815